Nature of Regulation - ITC (Details) - ITC $ in Millions	1 Months Ended	5 Months Ended	12 Months Ended			16 Months Ended
	Feb. 28, 2017 USD ($)	Sep. 30, 2016 company	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2013 complaint	May 30, 2016	Feb. 28, 2015
ROE refund liability
Public Utilities, General Disclosures [Line Items]
Complaints (number) | complaint					2
Estimated potential refund			$ 258
ROE refund liability | Minimum
Public Utilities, General Disclosures [Line Items]
Estimated potential refund			221
ROE refund liability | Maximum
Public Utilities, General Disclosures [Line Items]
Estimated potential refund			$ 258
Subsequent event | ROE refund liability, initial complaint
Public Utilities, General Disclosures [Line Items]
Refunds, including interest	$ 119
FERC
Public Utilities, General Disclosures [Line Items]
Approved cost-based formula (years)			1 year
Approved cost-based formula, annual true-up (period)			2 years
Capital structure of common equity (percent)			60.00%	60.00%
ROE (percent)		12.38%					10.32%
Recommended ROE (percent)						9.70%
Number of utilities | company		3
FERC | Maximum
Public Utilities, General Disclosures [Line Items]
ROE (percent)		13.88%					11.35%
Recommended ROE (percent)						10.68%
FERC | ROE refund liability
Public Utilities, General Disclosures [Line Items]
Complaints (number) | complaint					2